Operating assets and liabilities - Retirement benefit obligations - Key Assumptions Used for Valuation (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	2.10%	1.80%
Future remuneration	2.50%	2.30%
USA
Disclosure of defined benefit plans [line items]
Discount rate	4.30%
Germany
Disclosure of defined benefit plans [line items]
Discount rate	2.00%
Future remuneration	2.30%
Switzerland
Disclosure of defined benefit plans [line items]
Discount rate	1.00%
Future remuneration	1.80%
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.80%
Future remuneration	3.00%
Other
Disclosure of defined benefit plans [line items]
Discount rate	2.40%
Future remuneration	2.90%